Vessels, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance at the beginning of the period	$ 1,582,345
Depreciation	89,958	80,333	78,803
Transfer to assets held for sale		(138)
Transfer from advances for vessel acquisitions	(689,112)	0
Balance at the end of the period	2,187,388	1,582,345
Vessel Cost [Member]
Balance at the beginning of the period	2,304,036	2,298,108	2,148,860
Vessel acquisitions and other vessels cost	51,853	74,053	194,040
Disposals	(54,343)	(43,125)	(44,792)
Transfer to assets held for sale		(25,000)
Transfer from advances for vessel acquisitions	689,112
Derecognition of veesels	(29,659)
Balance at the end of the period	2,960,999	2,304,036	2,298,108
Accumulated Depreciation [Member]
Balance at the beginning of the period	(721,691)	(679,221)	(617,250)
Depreciation	(89,903)	(80,333)	(78,803)
Disposals	37,930	17,166	16,832
Transfer to assets held for sale		20,697
Derecognition of veesels	53
Balance at the end of the period	(773,611)	(721,691)	(679,221)
Net Book Value [Member]
Balance at the beginning of the period	1,582,345	1,618,887	1,531,610
Depreciation	(89,903)	(80,333)	(78,803)
Vessel acquisitions and other vessels cost	51,853	74,053	194,040
Disposals	(16,413)	(25,959)	(27,960)
Transfer to assets held for sale		(4,303)
Transfer from advances for vessel acquisitions	689,112
Derecognition of veesels	(29,606)
Balance at the end of the period	$ 2,187,388	$ 1,582,345	$ 1,618,887